Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances (in shares) at Dec. 31, 2012		55,754,529
Beginning Balances at Dec. 31, 2012	$ 1,046,133	$ 558		$ 354,448	$ 114	$ 652,383	$ 1,007,503	$ 38,630
Dividends to shareholders ($1.85, $1.88 and $1.65 per common share in 2013, 2014 and 2015)	$ (104,199)					(104,199)	(104,199)
Restricted share units vested (in shares)		488,860
Restricted share units vested		$ 4		(4)
Exercise of share options (in shares)	207,191	207,191
Exercise of share options	$ 3,617	$ 2		3,615			3,617
Long-term incentive compensation expense	5,694			5,694			5,694
Net Tax benefit from share options exercised and restricted share units vested	2,444			2,444			2,444
Capital contributions from noncontrolling interest	2,476							2,476
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	182,809					182,809	182,809
Net income attributable to noncontrolling interests	6,565							6,565
Foreign currency translation adjustments	(45)				(45)		(45)
Total comprehensive income	189,329
Ending Balances (in shares) at Dec. 31, 2013		56,450,580
Ending Balances at Dec. 31, 2013	1,145,494	$ 564		366,197	69	730,993	1,097,823	47,671
Dividends to shareholders ($1.85, $1.88 and $1.65 per common share in 2013, 2014 and 2015)	$ (106,648)					(106,648)	(106,648)
Restricted share units vested (in shares)		281,438
Restricted share units vested		$ 1		(1)
Exercise of share options (in shares)	131,076	131,076
Exercise of share options	$ 2,497			2,497			2,497
Long-term incentive compensation expense	7,499			7,499			7,499
Net Tax benefit from share options exercised and restricted share units vested	2,124			2,124			2,124
Capital contributions from noncontrolling interest	6,457							6,457
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,362					189,362	189,362
Net income attributable to noncontrolling interests	5,692							5,692
Foreign currency translation adjustments	(112)				(112)		(112)
Total comprehensive income	194,942
Ending Balances (in shares) at Dec. 31, 2014		56,863,094
Ending Balances at Dec. 31, 2014	1,252,365	$ 565		378,316	(43)	813,707	1,192,545	59,820
Dividends to shareholders ($1.85, $1.88 and $1.65 per common share in 2013, 2014 and 2015)	(94,079)					(94,079)	(94,079)
Dividends paid to noncontrolling interest	(2,994)							(2,994)
Purchase of treasury shares (in shares)			(630,000)
Purchase of treasury shares	$ (9,149)		$ (9,149)				(9,149)
Restricted share units vested (in shares)		272,945
Restricted share units vested		$ 7		(7)
Exercise of share options (in shares)	32,495	27,056
Exercise of share options	$ 301			301			301
Long-term incentive compensation expense	7,743			7,743			7,743
Net Tax benefit from share options exercised and restricted share units vested	(1,333)			(1,333)			(1,333)
Capital contributions from noncontrolling interest	1,850							1,850
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	106,887					106,887	106,887
Net income attributable to noncontrolling interests	5,576							5,576
Foreign currency translation adjustments	(240)				(240)		(240)
Total comprehensive income	112,223
Ending Balances (in shares) at Dec. 31, 2015		57,163,095	(630,000)
Ending Balances at Dec. 31, 2015	$ 1,266,927	$ 572	$ (9,149)	$ 385,020	$ (283)	$ 826,515	$ 1,202,675	$ 64,252